Leases - Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2017	$ 3,836
2018	2,884
2019	2,641
2020	1,116
2021	375
Thereafter	$ 405